Hedge accounting (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 356,851	R$ 282,444
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets	75,643	37,771
Fair value of the hedge item, Assets	75,736	37,983
Variation in fair value recognized in income	270	327
Nominal Value	101,443	54,243
Variation in fair value used to calculate hedge ineffectiveness	(267)	(318)
Hedged item, liabilities	25,377	16,569
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	25,200	16,454
Hedge Of Loan Operations [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets	37,116	12,592
Fair value of the hedge item, Assets	37,423	12,597
Variation in fair value recognized in income	307	5
Nominal Value	37,116	12,589
Variation in fair value used to calculate hedge ineffectiveness	(304)	(5)
Hedge Of Funding [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Variation in fair value recognized in income	199	119
Nominal Value	25,287	16,304
Variation in fair value used to calculate hedge ineffectiveness	(199)	(120)
Hedged item, liabilities	25,287	16,304
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	25,088	16,185
Hedge Of Securities [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets	38,527	25,179
Fair value of the hedge item, Assets	38,313	25,386
Variation in fair value recognized in income	(214)	207
Nominal Value	38,743	25,105
Variation in fair value used to calculate hedge ineffectiveness	214	(197)
Hedge Of Firm Commitments [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets
Fair value of the hedge item, Assets
Variation in fair value recognized in income	(22)	(4)
Nominal Value	297	245
Variation in fair value used to calculate hedge ineffectiveness	22	4
Hedged item, liabilities	90	265
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	R$ 112	R$ 269